LOANS, NET, Movement in Allowance for Loan loss for Direct and Indirect Loans (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		S/ 9,071,011
Ending balance		8,530,986		S/ 9,071,011
Allowance for direct loans		7,872,400		8,477,300
Allowance for indirect loans		658,600		593,700
Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,436,345		1,845,062
Transfer to stage 2		(763,078)		(1,347,583)
Transfer to stage 3		(40,197)		(69,504)
Transfer from stage 2		563,308		844,185
Transfer from stage 3		129,777		176,478
New loans, liquidation and write-offs, net		909,070		1,084,267
Changes in PDs, LGDs, EADs	[1]	(936,793)		(1,146,851)
Transfers between classes of loans		0		0
Sale of loan portfolio		0		0
Exchange differences and others		(26,715)		50,291
Ending balance		1,271,717		1,436,345
Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		2,013,187		2,812,031
Transfer to stage 1		(563,308)		(844,185)
Transfer to stage 3		(835,154)		(1,140,026)
Transfer from stage 1		763,078		1,347,583
Transfer from stage 3		172,089		448,157
New loans, liquidation and write-offs, net		(747,339)		(1,000,836)
Changes in PDs, LGDs, EADs	[1]	808,494		381,491
Transfers between classes of loans		0		0
Sale of loan portfolio		0		0
Exchange differences and others		(10,471)		8,972
Ending balance		1,600,576		2,013,187
Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		5,621,479		5,778,530
Transfer to stage 1		(129,777)		(176,478)
Transfer to stage 2		(172,089)		(448,157)
Transfer from stage 1		40,197		69,504
Transfer from stage 2		835,154		1,140,026
New loans, liquidation and write-offs, net		(3,278,825)		(4,069,260)
Changes in PDs, LGDs, EADs	[1]	2,828,690		3,243,758
Transfers between classes of loans		0		0
Sale of loan portfolio		(10,340)		(40,833)
Exchange differences and others		(75,796)		124,389
Ending balance		5,658,693		5,621,479
Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		9,071,011	[2]	10,435,623
Loan portfolio written off and forgiven		(2,575,258)		(3,066,382)
New loans and liquidation, net		(541,836)		(919,447)
Changes in PDs, LGDs, EADs	[1]	2,700,391		2,478,398
Transfers between classes of loans		0		0
Sale of loan portfolio		(10,340)		(40,833)
Exchange differences and others		(112,982)		183,652
Ending balance	[2]	8,530,986		9,071,011
Commercial Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		607,880		721,503
Transfer to stage 2		(167,527)		(336,903)
Transfer to stage 3		(16,135)		(21,434)
Transfer from stage 2		168,102		305,143
Transfer from stage 3		41,729		29,199
New loans, liquidation and write-offs, net		86,676		(3,446)
Changes in PDs, LGDs, EADs	[1]	(120,997)		(178,612)
Transfers between classes of loans		(12,101)		67,526
Sale of loan portfolio		0		0
Exchange differences and others		(15,728)		24,904
Ending balance		571,899		607,880
Commercial Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		652,781		666,002
Transfer to stage 1		(168,102)		(305,143)
Transfer to stage 3		(225,459)		(299,463)
Transfer from stage 1		167,527		336,903
Transfer from stage 3		61,995		97,276
New loans, liquidation and write-offs, net		(218,631)		(197,390)
Changes in PDs, LGDs, EADs	[1]	167,455		264,953
Transfers between classes of loans		58,569		83,136
Sale of loan portfolio		0		0
Exchange differences and others		(2,878)		6,507
Ending balance		493,257		652,781
Commercial Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		2,730,792		2,229,427
Transfer to stage 1		(41,729)		(29,199)
Transfer to stage 2		(61,995)		(97,276)
Transfer from stage 1		16,135		21,434
Transfer from stage 2		225,459		299,463
New loans, liquidation and write-offs, net		(734,370)		(471,283)
Changes in PDs, LGDs, EADs	[1]	814,163		742,567
Transfers between classes of loans		(51,601)		(26,219)
Sale of loan portfolio		(7,590)		(27,726)
Exchange differences and others		(42,377)		89,604
Ending balance		2,846,887		2,730,792
Commercial Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		3,991,453	[2]	3,616,932
Loan portfolio written off and forgiven		(421,319)		(160,079)
New loans and liquidation, net		(445,006)		(512,040)
Changes in PDs, LGDs, EADs	[1]	860,621		828,908
Transfers between classes of loans		(5,133)		124,443
Sale of loan portfolio		(7,590)		(27,726)
Exchange differences and others		(60,983)		121,015
Ending balance	[2]	3,912,043		3,991,453
Residential Mortgage Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		76,706		157,935
Transfer to stage 2		(27,467)		(46,021)
Transfer to stage 3		(778)		(3,699)
Transfer from stage 2		52,161		60,588
Transfer from stage 3		15,910		39,211
New loans, liquidation and write-offs, net		10,256		48,386
Changes in PDs, LGDs, EADs	[1]	(43,766)		(184,733)
Transfers between classes of loans		2,274		158
Sale of loan portfolio		0		0
Exchange differences and others		(1,760)		4,881
Ending balance		83,536		76,706
Residential Mortgage Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		97,388		111,739
Transfer to stage 1		(52,161)		(60,588)
Transfer to stage 3		(21,869)		(45,120)
Transfer from stage 1		27,467		46,021
Transfer from stage 3		13,888		94,787
New loans, liquidation and write-offs, net		(11,992)		10,612
Changes in PDs, LGDs, EADs	[1]	76,064		(61,872)
Transfers between classes of loans		75		(298)
Sale of loan portfolio		0		0
Exchange differences and others		(2,028)		2,107
Ending balance		126,832		97,388
Residential Mortgage Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		800,639		639,750
Transfer to stage 1		(15,910)		(39,211)
Transfer to stage 2		(13,888)		(94,787)
Transfer from stage 1		778		3,699
Transfer from stage 2		21,869		45,120
New loans, liquidation and write-offs, net		(163,673)		(174,618)
Changes in PDs, LGDs, EADs	[1]	143,014		410,446
Transfers between classes of loans		0		(1,867)
Sale of loan portfolio		(1,671)		(5,613)
Exchange differences and others		(13,378)		17,720
Ending balance		757,780		800,639
Residential Mortgage Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		974,733	[2]	909,424
Loan portfolio written off and forgiven		(33,960)		(39,189)
New loans and liquidation, net		(131,449)		(76,431)
Changes in PDs, LGDs, EADs	[1]	175,312		163,841
Transfers between classes of loans		2,349		(2,007)
Sale of loan portfolio		(1,671)		(5,613)
Exchange differences and others		(17,166)		24,708
Ending balance	[2]	968,148		974,733
Micro-Business Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,148,628
Ending balance		1,113,145		1,148,628
Micro-Business Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		434,162		610,188
Transfer to stage 2		(372,672)		(659,532)
Transfer to stage 3		(14,219)		(18,743)
Transfer from stage 2		152,072		276,189
Transfer from stage 3		17,632		25,295
New loans, liquidation and write-offs, net		471,157		834,576
Changes in PDs, LGDs, EADs	[1]	(352,379)		(583,915)
Transfers between classes of loans		(14,695)		(63,200)
Sale of loan portfolio		0		0
Exchange differences and others		(5,098)		13,304
Ending balance		315,960		434,162
Micro-Business Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		625,255		1,087,978
Transfer to stage 1		(152,072)		(276,189)
Transfer to stage 3		(274,896)		(383,355)
Transfer from stage 1		372,672		659,532
Transfer from stage 3		34,163		67,236
New loans, liquidation and write-offs, net		(384,376)		(479,918)
Changes in PDs, LGDs, EADs	[1]	381,863		31,194
Transfers between classes of loans		(56,841)		(81,319)
Sale of loan portfolio		0		0
Exchange differences and others		(4,855)		96
Ending balance		540,913		625,255
Micro-Business Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,148,632		1,445,988
Transfer to stage 1		(17,632)		(25,295)
Transfer to stage 2		(34,163)		(67,236)
Transfer from stage 1		14,219		18,743
Transfer from stage 2		274,896		383,355
New loans, liquidation and write-offs, net		(1,351,918)		(1,804,583)
Changes in PDs, LGDs, EADs	[1]	1,048,630		1,166,499
Transfers between classes of loans		46,447		22,871
Sale of loan portfolio		(830)		(6,335)
Exchange differences and others		(15,127)		14,625
Ending balance		1,113,154		1,148,632
Micro-Business Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		2,208,049	[2]	3,144,154
Loan portfolio written off and forgiven		(1,164,678)		(1,517,271)
New loans and liquidation, net		(100,459)		67,346
Changes in PDs, LGDs, EADs	[1]	1,078,114		613,778
Transfers between classes of loans		(25,089)		(121,648)
Sale of loan portfolio		(830)		(6,335)
Exchange differences and others		(25,080)		28,025
Ending balance	[2]	1,970,027		2,208,049
Consumer Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		941,416
Ending balance		940,872		941,416
Consumer Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		317,597		355,436
Transfer to stage 2		(195,412)		(305,127)
Transfer to stage 3		(9,065)		(25,628)
Transfer from stage 2		190,973		202,265
Transfer from stage 3		54,506		82,773
New loans, liquidation and write-offs, net		340,981		204,751
Changes in PDs, LGDs, EADs	[1]	(419,651)		(199,591)
Transfers between classes of loans		24,522		(4,484)
Sale of loan portfolio		0		0
Exchange differences and others		(4,129)		7,202
Ending balance		300,322		317,597
Consumer Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		637,763		946,312
Transfer to stage 1		(190,973)		(202,265)
Transfer to stage 3		(312,930)		(412,088)
Transfer from stage 1		195,412		305,127
Transfer from stage 3		62,043		188,858
New loans, liquidation and write-offs, net		(132,340)		(334,140)
Changes in PDs, LGDs, EADs	[1]	183,112		147,216
Transfers between classes of loans		(1,803)		(1,519)
Sale of loan portfolio		0		0
Exchange differences and others		(710)		262
Ending balance		439,574		637,763
Consumer Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		941,416		1,463,365
Transfer to stage 1		(54,506)		(82,773)
Transfer to stage 2		(62,043)		(188,858)
Transfer from stage 1		9,065		25,628
Transfer from stage 2		312,930		412,088
New loans, liquidation and write-offs, net		(1,028,864)		(1,618,776)
Changes in PDs, LGDs, EADs	[1]	822,883		924,246
Transfers between classes of loans		5,154		5,215
Sale of loan portfolio		(249)		(1,159)
Exchange differences and others		(4,914)		2,440
Ending balance		940,872		941,416
Consumer Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,896,776	[2]	2,765,113
Loan portfolio written off and forgiven		(955,301)		(1,349,843)
New loans and liquidation, net		135,078		(398,322)
Changes in PDs, LGDs, EADs	[1]	586,344		871,871
Transfers between classes of loans		27,873		(788)
Sale of loan portfolio		(249)		(1,159)
Exchange differences and others		(9,753)		9,904
Ending balance	[2]	S/ 1,680,768		S/ 1,896,776

[1]	The movement includes the following effects: (i)calibrations to the PD, LGD and EAD models, (ii)updates to macroeconomic models and projections, (iii)increase or decrease of credit risk of loans due to stage changes, (iv)increase or decrease of credit risk of loans that remain in the same stage.
[2]	The movement in the allowance for loan losses of the period 2022 includes the allowance for direct, indirect loans and due from customers on banker’s acceptances for approximately S/7,872.4 million and S/658.6 million, respectively (approximately S/8,477.3 million and S/593.7 million, respectively, as of December 31, 2021). The expected loan loss for indirect loan is included in “Other liabilities” of the consolidated statement of financial position, Note 13(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2022 and 2021 has been established in accordance with IFRS 9 and is sufficient to cover losses on the loan portfolio.